Voya Financial
One Orange Way
Windsor, CT 06095

J. Neil McMurdie,
Senior Counsel
Phone: (860) 580-2824 | Email: neil.mcmurdie@voya.com

December 4, 2015

Mr. Sonny Oh, Esq.
Senior Counsel
Insured Investments Office
U.S. Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549-8629

Re: Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
Prospectus Title: Florida University System Optional Retirement Program and the
Florida Senior Management Service Optional Annuity Program
File Nos. 333-207045 and 811-02513

Dear Mr. Oh:

On behalf of Voya Retirement Insurance and Annuity Company (the “Company”) and its
Variable Annuity Account C (the “Separate Account”) (collectively, the “Registrant”), we hereby submit this Pre-Effective Amendment No. 1 and respond to the comments received from you via letter dated November 20, 2015, in connection with the above-referenced registration statement.

Your comments and our responses are noted below.

GENERAL

1. Please disclose to the staff whether there are any types of guarantees or support agreements with any third parties.

Response to Comment 1. There are no guarantees or support agreements with any third parties associated with the Company or the Separate Account.

2. Please confirm that the date of the prospectus will be the same as or about the date of effectiveness.

Mr. Sonny Oh, Esq.
December 4, 2015

Response to Comment 2. We hereby confirm that the date of the prospectus will be the same date as the registration statement is declared effective. By separate letter included with this Pre-
Effective Amendment No. 1, we are requesting for acceleration of the effective date of the registration statement to December 18, 2015.

3. Please confirm that the EDGAR series/class identifiers will appropriately be revised prior to effectiveness of the registration statement.

Response to Comment 3. We hereby confirm that the EDGAR series/class identifiers have been appropriately revised.

PROSPECTUS

4. Front Cover Page

Please confirm that all information required by Item 1(a) appears on the front cover page, e.g., names of the portfolio companies.

Response to comment 4. We made some slight revisions to and hereby confirm that all information required by Item 1(a) of Form N-4 appears on the outside cover page of the prospectus, including the names of all of the portfolio companies (referred to as “mutual funds”
or “funds” throughout the prospectus) in which the Registrant may invest under the terms of the group deferred and fixed variable annuity contracts (the “Contracts”) offered through the prospectus.

5. Fee Table (page 6)

In the “*” footnote following the Examples, please specify where “Example A” can be found.

Response to Comment 5. We have added the word “Example” before each “(A)” and “(B)” in the expense tables to more clearly explain the footnote following the Examples.

6. In the first sentence following the caption “Who Holds Rights Under the Contract?” on page
10 please insert “plan” in lieu of “annuity contract.”

Response to Comment 6. Under the terms of our Contracts, a retirement plan is not part of the
Contract and the Company is not bound by the terms of the plan. Instead, as described in the sentence you referenced, the terms of the annuity Contract will determine who holds what rights under the Contract, whether it be the plan sponsor or the plan participants. Consequently, we respectfully decline to make the revision requested because it would be inconsistent with the terms of the Contract and the Company’s relationship with the retirement plans that utilize the
Contract.

Mr. Sonny Oh, Esq.
December 4, 2015

7. Investment Options (page 11)

a. In the second sentence of the second paragraph under “Variable Annuity Account C,”
please insert “whether or not realized” after “losses.” Item 5(b)(ii)(A).

Response to Comment 7.a. We have made the insertion as requested.

b. Please define the term “fund” in the second sentence under “Funds Available Through the Separate Account.” please insert “whether or not realized” after “losses.” Item
5(b)(ii)(A).

Response to Comment 7.b. As requested, we have defined the term “fund” to mean mutual fund, which will make this revised sentence match a similar sentence under “Variable Investment
Options” on the outside cover page of the prospectus.

I expect that the request to insert “whether or not realized” after “losses” was an inadvertent error as there is no reference to any losses in the sentence or paragraph in question.

c. At the end of the fifth sentence under “Funds Available Through the Separate Account,”
please add “and read them carefully.” Item 5(d).

Response to Comment 7.c. We have made the addition as requested.

d. In the third bullet point under “Right to Change the Separate Account” on page 12, please disclose what happens if the most recent allocation instructions on file do not include any available subaccounts and alternative allocation instructions are never received.

Response to Comment 7.d. We have revised the third bullet point to indicate that if the most recent allocation instructions do not include any available subaccounts that the amounts to be allocated will be returned unless alternative instructions are received.

8. Fees (page 13)

Please include a description of the loan initiation fee in this section rather than providing a cross-reference to another section.

Response to Comment 8. In response to your comment, we have moved the Loan Initiation Fee paragraph within the “LOANS” section to the “FEES” section on page 13.

Mr. Sonny Oh, Esq.
December 4, 2015

9. Under “Purchase Payments to Your Account” on page 17, please disclose how subsequent purchase payments and transfers are priced if received in good order after the close of the
NYSE.

Please use terminology consistently throughout the prospectus. For example, the term
“subaccount unit values” is used in the first sentence of the subsection “Value of Transferred
Dollars” under the “Transfers” section on page 17 when the term “AUV” is used throughout the previous section.

Response to Comment 9. As requested, we have added a sentence towards the end of
“Purchase Payments to Your Account” subsection to describe how subsequent purchase payments and transfers are priced if received in good order after the close of the NYSE.

We have also changed “subaccount unit values” to “AUV” in the sentence that you referenced in your comment, and also searched the prospectus to ensure that any similar inconsistencies in terminology were identified and corrected.

10. Limits on Frequent or Disruptive Transfers (page 18)

The Company reserves the right to suspend Electronic Trading Privileges for activity falling outside the definition of Excessive Trading (third paragraph on page 19) or to impose other limitations if frequent trading is detected by an underlying fund (second to last paragraph on page 19).

Therefore, please add risk disclosure to account for the discretionary nature of imposing restrictions in these situations.

Response to Comment 10. In response to your comment, we have enhanced the risk disclosures at the beginning of the “Limits on Frequent or Disruptive Transfers” section to identify that
Electronic Trading Privileges may be suspended or eliminated at our discretion, and that a fund family may also limit or prohibit trading in its funds at their discretion.

Please note in this regard, that the Company’s discretion only extends to limiting or suspending
Electronic Trading Privileges, not transfers and reallocations initiated through the mail.

11. Withdrawals (page 21)

Please expand the second bullet point under “Calculation of Your Withdrawal” to briefly explain when a withdrawal amount would not be based on the account value calculated as of the next valuation after a withdrawal request in good order is received.

Please also explain to the staff the legal basis for such delayed pricing procedures.

Mr. Sonny Oh, Esq.
December 4, 2015

Response to Comment 11. Subject to limitations on withdrawals from the fixed interest option or other withdrawal restrictions applicable to retirement plans imposed by the Internal Revenue
Code, a contract holder, or participant if permitted by the contract holder, may generally withdraw a portion of the account value at any time. This is a right that is contained in the
Contract with the contract holder and allows for a withdrawal request to be effective on the date it is received in good order by the Company or at such later date that the contract holder/participant directs. In essence, a future dated withdrawal request is not considered to be in good order until the date indicated on the withdrawal request.

We have revised the second bullet in the “Calculation of your Withdrawal” subsection to make this clearer.

12. Income Phase (page 25)

a. Please include the charges discussed under “Charges Deducted” on page 26 in the “Fees”
section beginning on page 13.

Response to Comment 12.a. We have added the information about the charges deducted during the Income Phase from page 26 to the end of the “FEES” section, as requested. We have also added headings to make it clear which charges apply during the Accumulation Phase and which charges apply during the Income Phase.

b. Please provide disclosure regarding the following:

i.	Annuity commencement date per Item 8(b),

ii.	Frequency and duration of income phase payments and the effect these have on the level of payments per Item 8(c), and

iii. The effect of assumed net investment rate per Item 8(d).

Response to Comment 12(b). We have added the disclosures, as requested.

Please note that in the group retirement plan context in which the prospectus will be used, the earliest and latest possible income phase start dates are governed by the terms of the individual plans and the regulatory requirements applicable to the plans. Consequently, these dates are not governed by the Contract like they would be under the terms of an individual annuity contract.

13. Federal Tax Considerations (page 28)

a. Please confirm that this section is current and accurate and otherwise complies with all disclosure requirements of Item 12.

Mr. Sonny Oh, Esq.
December 4, 2015

Response to Comment 13(a). We hereby confirm that the Tax Considerations section is current and accurate and otherwise complies with all disclosure requirements of Item 12.

b. Please revise and correct the cross-reference provided in the second sentence of the first paragraph in page 29.

Response to Comment 13(b). Because all of the funds available through the Contract are publically available funds, we have deleted the sentence containing the cross-reference.

14. In “Contract Distribution” beginning on page 35, please disclose the commissions paid to dealers as a percentage of purchase payments.

Response to Comment 14. Registered representative of the distributor to the Florida Optional
Retirement Program and the Optional Annuity Program are not compensated by commissions paid as a percentage of purchase payments received. Rather, the compensation paid is a fixed amount that is not tied to the allocation of contributions to any particular contract or fund or to the sales of other products. Their compensation is much like a salary, which compensates the registered representative for all of their services to the plan and plan participants, including both group and individual educational meetings with plan participants to help increase participation in the plan and improve participant satisfaction with the plan. A registered representative’s compensation may fluctuate based on the number of plan participant’s serviced or if they meet or exceed certain plan service standards or objectives.

We have revised the disclosures in the “Contract Distribution” section to make this clearer.

15. Appendix I

Under “Interest Rates,” please disclose the guaranteed minimum interest rate for the Fixed
Plus Account II.

Response to Comment 15. We have added this disclosure as requested.

STATEMENT OF ADDITIONAL INFORMATION

16. Please reconcile the description of the contract as group and individual contracts with the prospectus which only refers to group contracts.

Response to Comment 16. The reference to the contract also being available as an individual contract was in error, and has been deleted.

17. Please revise the fifth paragraph under “General Information and History” to reflect the actual applicable separate account expenses identified in the fee table.

Response to Comment 17. We have made the revisions requested.

Mr. Sonny Oh, Esq.
December 4, 2015

PART C

18. Item 24(b) Exhibits

a. Please revise exhibits provided under Item 24(b)(4) to clarify what each exhibit represents and confirm that each is applicable and specific to the contract described in the prospectus.

Response to Comment 18.a. We have revised the exhibits listed under Item 24(b)(4) as requested and hereby confirm that each is applicable to the contract described in the prospectus.

b. Please disclose where the exhibit for (13) Powers of Attorney is located and also provide the notaries for Joseph Horan and Michael Smith.

Response to Comment 18.b. As requested, we have added a reference to where the Powers of
Attorney are located following item 13.

Please note that state laws vary as to the requirement that a power of attorney be notarized. Mr.
Joseph D. Horan and Mr. Michael S. Smith executed the registration statement in Pennsylvania, which does not have a notary requirement, and so we did not have a notary associated with their signatures on the initial registration statement. Also note that since the initial registration statement was filed, the Company has a new principal accounting officer, replacing Mr. Joseph
D. Horan, and a separate Power of Attorney for the new principal accounting officer, Mr. C.
Landon Cobb, is included as an exhibit in Pre-Effective Amendment No. 1.

19. For Item 27, please disclose the number of owners of qualified and non-qualified contracts.

Response to Comment 19. We have made the disclosures as requested.

20. Please provide values for all components of the table required by Item 29(c) or explain to the staff why such disclosure is not required.

Response to Comment 20. The table in Item 29(c) contains information about all of the commissions and other compensation received from the Registrant by Voya Financial Partners,
LLC, the principal underwriter for the Contracts offered through the prospectus. It does not receive from the Registrant any underwriting discounts or commissions, compensation on redemptions or annuitizations or brokerage commissions.

21. Financial Statements, Exhibits, and Certain Other Information

Any financial statements, exhibits, and any other required disclosure not included in this registration statement must be filed by pre-effective amendment to the registration statement.

Mr. Sonny Oh, Esq.
December 4, 2015

Response to Comment 21. All financial statements, exhibits and required disclosures not included in the original registration statement are included in Pre-Effective Amendment No. 1 to the registration statement.

22. Representations

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant is in possession of all facts relating to the registrant's disclosure, it is responsible for the accuracy and adequacy of the disclosures it has made.

Notwithstanding our comments, in the event the registrant requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that

· should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

· the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

· the registrant may not assert this action as a defense in any proceeding initiated by the
Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.

Response to Comment 22. A separate letter that includes the Tandy representations is included with this Pre-Effective Amendment No. 1 filing. Additionally, a written request for acceleration of the effective date of the registration statement to December 18, 2015, is included with this
Pre-Effective Amendment No. 1 filing, and we acknowledge our awareness of our responsibilities you describe above.

Mr. Sonny Oh, Esq.
December 4, 2015

We appreciate your help with this matter and if you have any questions or comments, please do not hesitate to call me at 860-580-2824.
Sincerely,
/s/J. Neil McMurdie
J. Neil McMurdie
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